Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total property and equipment, net		$ 1,901
Information Technology Equipment [Member]
Information technology equipment		31,892
Less accumulated depreciation		(29,991)
Total property and equipment, net		$ 1,901